INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Contributions Payable [Line Items]
Capital contributions payable	$ 587,465	$ 664,260
Series Twenty [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty One [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Two [Member]
Contributions Payable [Line Items]
Capital contributions payable	9,352	9,352
Series Twenty Three [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Four [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Five [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Six [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	1,293
Series Twenty Seven [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	10,020
Series Twenty Eight [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	40,968
Series Twenty Nine [Member]
Contributions Payable [Line Items]
Capital contributions payable	8,235	8,235
Series Thirty [Member]
Contributions Payable [Line Items]
Capital contributions payable	105,139	127,396
Series Thirty One [Member]
Contributions Payable [Line Items]
Capital contributions payable	66,294	66,294
Series Thirty Two [Member]
Contributions Payable [Line Items]
Capital contributions payable	1,229	3,486
Series Thirty Three [Member]
Contributions Payable [Line Items]
Capital contributions payable	69,154	69,154
Series Thirty Four [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Five [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Six [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Seven [Member]
Contributions Payable [Line Items]
Capital contributions payable	138,438	138,438
Series Thirty Eight [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Nine [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Forty [Member]
Contributions Payable [Line Items]
Capital contributions payable	102	102
Series Forty One [Member]
Contributions Payable [Line Items]
Capital contributions payable	100	100
Series Forty Two [Member]
Contributions Payable [Line Items]
Capital contributions payable	73,433	73,433
Series Forty Three [Member]
Contributions Payable [Line Items]
Capital contributions payable	99,265	99,265
Series Forty Four [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Forty Five [Member]
Contributions Payable [Line Items]
Capital contributions payable	16,724	16,724
Series Forty Six [Member]
Contributions Payable [Line Items]
Capital contributions payable	$ 0	$ 0